Selected Balance Sheet Data (Details) - Schedule of other current liabilities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of other current liabilities [Abstract]
Accrued expenses	[1]	$ 3,997	$ 1,837
Customer deposits		899	731
Warranty liability		177
Accrued interest			2,453
Other		306	121
Total		$ 5,379	$ 5,142

[1]	Primarily relates to personnel costs — wages, health benefits, vacation and other accruals.